Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies [Table] [Line Items]
Number of reportable segments | segment	1
Bank overdrafts	$ 57	$ 104
Unamortized issuance costs, senior notes	$ 44	53
Revenue, payment terms	30 days
Employee
Summary of Significant Accounting Policies [Table] [Line Items]
Vesting period	3 years
Director
Summary of Significant Accounting Policies [Table] [Line Items]
Vesting period	3 years
Other noncurrent assets
Summary of Significant Accounting Policies [Table] [Line Items]
Unamortized issuance costs	$ 27	$ 30